Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 96.4%
Health Care 96.4%
Biotechnology 15.9%
AbbVie, Inc.	55,080	9,696,834
Alnylam Pharmaceuticals, Inc.*	6,301	952,018
Amgen, Inc.	20,893	5,721,130
Apellis Pharmaceuticals, Inc.*	3,400	210,698
Argenx SE (ADR)*	3,323	1,262,773
Beam Therapeutics, Inc.*	3,600	142,164
Bicycle Therapeutics PLC (ADR)* (a)	8,070	202,476
Biogen, Inc.*	11,750	2,549,633
BioMarin Pharmaceutical, Inc.*	15,642	1,349,592
Blueprint Medicines Corp.*	12,762	1,193,502
Celldex Therapeutics, Inc.*	13,660	656,500
Exact Sciences Corp.*	14,422	829,698
Gilead Sciences, Inc.	50,450	3,637,445
Grifols SA (ADR)*	40,700	305,657
Incyte Corp.*	13,279	774,962
Insmed, Inc.*	35,710	989,881
Moderna, Inc.*	10,406	959,849
Neurocrine Biosciences, Inc.*	12,137	1,582,665
Regeneron Pharmaceuticals, Inc.*	6,185	5,975,267
Ultragenyx Pharmaceutical, Inc.*	20,571	1,063,932
Vertex Pharmaceuticals, Inc.*	17,581	7,397,030
		47,453,706
Health Care Distributors 4.1%
Cardinal Health, Inc.	17,900	2,004,442
Cencora, Inc.	18,914	4,456,139
McKesson Corp.	11,200	5,839,792
		12,300,373
Health Care Equipment 21.3%
Abbott Laboratories	74,101	8,791,343
Baxter International, Inc.	47,800	1,955,976
Becton Dickinson & Co.	16,800	3,957,240
Boston Scientific Corp.*	162,256	10,742,970
Dexcom, Inc.*	26,108	3,004,248
Edwards Lifesciences Corp.*	22,796	1,934,697
GE HealthCare Technologies, Inc.	23,700	2,163,336
Globus Medical, Inc. "A"*	8,600	464,314
Hologic, Inc.*	29,477	2,175,403
IDEXX Laboratories, Inc.*	4,489	2,582,207
Inari Medical, Inc.*	12,712	586,277
Inspire Medical Systems, Inc.*	3,824	684,649
Insulet Corp.*	5,632	923,648
Intuitive Surgical, Inc.*	18,759	7,233,470
Medtronic PLC	51,088	4,258,696
Penumbra, Inc.*	7,557	1,775,290
ResMed, Inc.	12,047	2,092,805

Shockwave Medical, Inc.*	2,600	678,262
Stryker Corp.	21,604	7,541,308
		63,546,139
Health Care Facilities 0.4%
Surgery Partners, Inc.* (Cost $1,157,908)	36,540	1,133,836
Health Care Services 1.1%
agilon health, Inc.*	28,830	176,728
Laboratory Corp. of America Holdings	3,690	796,413
Privia Health Group, Inc.*	43,532	971,634
RadNet, Inc.*	38,087	1,441,974
		3,386,749
Health Care Supplies 1.7%
Alcon, Inc.	42,197	3,567,756
The Cooper Companies, Inc.	14,800	1,385,280
		4,953,036
Health Care Technology 0.5%
Certara, Inc.*	22,941	387,244
Veeva Systems, Inc. "A"*	5,518	1,244,364
		1,631,608
Life Sciences Tools & Services 11.0%
Agilent Technologies, Inc.	20,806	2,857,912
Avantor, Inc.*	25,351	624,649
Azenta, Inc.*	15,800	1,029,370
Bio-Techne Corp.	11,400	838,698
Danaher Corp.	31,338	7,932,901
Fortrea Holdings, Inc.*	3,690	138,523
Illumina, Inc.*	4,891	683,908
IQVIA Holdings, Inc.*	12,000	2,965,920
Maravai LifeSciences Holdings, Inc. "A"*	16,500	127,545
Repligen Corp.*	4,000	775,960
Thermo Fisher Scientific, Inc.	19,598	11,174,388
Waters Corp.*	2,700	911,034
West Pharmaceutical Services, Inc.	7,715	2,764,747
		32,825,555
Managed Health Care 9.7%
Centene Corp.*	22,274	1,746,950
Humana, Inc.	3,316	1,161,661
UnitedHealth Group, Inc.	53,123	26,221,513
		29,130,124
Pharmaceuticals 30.7%
Arvinas, Inc.*	16,633	764,785
AstraZeneca PLC (ADR)	97,946	6,284,215
Bristol-Myers Squibb Co.	41,860	2,124,395
Eli Lilly & Co.	40,307	30,378,580
EyePoint Pharmaceuticals, Inc.* (a)	22,600	614,946
Intra-Cellular Therapies, Inc.*	16,182	1,124,973
Johnson & Johnson	67,885	10,955,281
Merck & Co., Inc.	109,019	13,861,766
Novartis AG (ADR)	43,600	4,402,292
Novo Nordisk AS (ADR)	87,710	10,505,027
Pfizer, Inc.	109,170	2,899,555
Sandoz Group AG (ADR)* (a)	8,700	270,309

Sanofi SA (ADR)	40,150	1,921,178
Zoetis, Inc.	28,656	5,683,344
		91,790,646
Total Common Stocks (Cost $128,972,869)		288,151,772

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c) (Cost $1,122,825)	1,122,825	1,122,825

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $10,722,214)	10,722,214	10,722,214

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $140,817,908)	100.4	299,996,811
Other Assets and Liabilities, Net	(0.4)	(1,049,630)
Net Assets	100.0	298,947,181
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c)
—	1,122,825 (d)	—	—	—	30,446	—	1,122,825	1,122,825
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 5.35% (b)
11,390,463	24,506,477	25,174,726	—	—	328,307	—	10,722,214	10,722,214
11,390,463	25,629,302	25,174,726	—	—	358,753	—	11,845,039	11,845,039

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $1,080,147, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$288,151,772	$—	$—	$288,151,772
Short-Term Investments (a)	11,845,039	—	—	11,845,039
Total	$299,996,811	$—	$—	$299,996,811

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH3
R-080548-2 (1/25)